Income Tax Effects Allocated to and the Cumulative Balance of Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (2,585)	$ 5,673	$ (6,627)	$ 28,322
Pretax amount	5,397	(9,747)	14,375	(43,121)
Tax effect	3,257	(1,489)	2,075	(8,172)
Net-of-Tax Amount	2,140	(8,258)	12,300	(34,949)
Ending Balance	(445)	(2,585)	5,673	(6,627)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,242)	6,287	(5,858)
Pretax amount	3,718	(8,609)	14,140
Tax effect	2,662	(1,080)	1,995
Net-of-Tax Amount	1,056	(7,529)	12,145
Ending Balance	(186)	(1,242)	6,287
Change in Accumulated OCI Related to Postretirement Healthcare Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,343)	(614)	(769)
Pretax amount	1,651	(1,138)	235
Tax effect	595	(409)	80
Net-of-Tax Amount	1,056	(729)	155
Ending Balance	(287)	(1,343)	(614)
Noncontrolling Interests
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax amount	28
Net-of-Tax Amount	28
Ending Balance	$ 28